Schedule of Operating lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Lease
Operating lease right-of-use assets	$ 215	$ 343
Lease liabilities – current	160	530
Lease liabilities – non-current		42
Total operating lease liabilities	$ 160	$ 572